Debt (Details) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Debt (Details) [Line Items]
Line of credit, maximum borrowing capacity		$ 10,000,000.0
Borrowing base limit		5,800,000
Line of credit, amount outstanding		5,400,000		$ 105,500
Line of credit, amount paid down		15,572,000
Subsequent Event [Member]
Debt (Details) [Line Items]
Line of credit, amount outstanding	$ 4,000,000.0
Line of credit, amount paid down	$ 1,400,000
LIBOR [Member]
Debt (Details) [Line Items]
Line of credit, amount outstanding		$ 10,000,000.0
Maximum [Member]
Debt (Details) [Line Items]
Line of credit, basis spread on variable interest rate		375.00%
Minimum [Member]
Debt (Details) [Line Items]
Line of credit, basis spread on variable interest rate		50.00%